PROVISIONS, CONTINGENCIES AND COMMITMENTS - Asset Retirement Obligation (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of other provisions [line items]
Provisions	$ 2,534	$ 2,022	$ 1,947
Asset retirement obligations
Disclosure of other provisions [line items]
Provisions	422	$ 427	$ 358
Ukraine | Asset retirement obligations
Disclosure of other provisions [line items]
Provisions	42
Canada | Asset retirement obligations
Disclosure of other provisions [line items]
Provisions	121
United States | Asset retirement obligations
Disclosure of other provisions [line items]
Provisions	80
Mexico | Asset retirement obligations
Disclosure of other provisions [line items]
Provisions	57
Belgium | Asset retirement obligations
Disclosure of other provisions [line items]
Provisions	15
Germany | Asset retirement obligations
Disclosure of other provisions [line items]
Provisions	37
South Africa | Asset retirement obligations
Disclosure of other provisions [line items]
Provisions	14
Spain | Asset retirement obligations
Disclosure of other provisions [line items]
Provisions	12
Brazil | Asset retirement obligations
Disclosure of other provisions [line items]
Provisions	13
Kazakhstan | Asset retirement obligations
Disclosure of other provisions [line items]
Provisions	12
Liberia | Asset retirement obligations
Disclosure of other provisions [line items]
Provisions	$ 17